Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock-Based Awards [Abstract]
Stock-Based Awards

5. Stock-Based Awards

Stock Options and Restricted Stock

The Company grants stock options to employees, certain directors and non-employee consultants and special advisors for services. Options are issued generally for terms of ten years and vest between two to four years. Options are issued with an exercise price equal to the fair value of the Company on the date of grant. The Company estimated the fair value for options using the Black-Scholes Option Pricing Model.

The Company grants restricted stock to employees and certain directors. All restricted stock awards require future service as a condition of delivery of the underlying shares of common stock along with certain other requirements outlined in the award agreements. Restricted stock awards generally vest over one to four years.

From time-to-time, the Company also grants restricted and common stock to nonemployee consultants, special advisors and vendors for services. In general, theses awards vest over the contractual period of the consulting arrangement. The fair value of these awards is measured at the grant dated fair value and re-measured at each reporting period. Fair value is determined as the closing price of the Company's common stock on the date of grant.

A summary of options and restricted stock activity is as follows:

	Options	Weighted Average Exercise Price of Options	Restricted Stock Awards
Balance at January 1, 2011	21,443,617	$0.60	2,158,509
Granted	755,000	$5.68	561,526
Exercised/vested	(535,842)	$1.12	(1,251,896)
Forfeitures or expirations	(109,066)	$2.32	(25,405)

Balance at September 30, 2011	21,553,709	$0.76	1,442,734

A summary of stock-based compensation expense is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Employees and directors	$995	$1,492	$3,374	$5,319
Non-employees	808	476	2,053	1,210

Total	$1,803	$1,968	$5,427	$6,529

6. Stock-Based Awards

Stock Options

The Company grants stock options to employees, certain directors and non-employee consultants and special advisors for services. The Company has six stock option plans, which are similar in nature (collectively, referred to as the "Plans"). Under the Plans, the Company can issue a maximum of 25,000,000 shares of Common Stock pursuant to stock options and other stock-based awards and also has issued from time to time stock-based awards outside the Plans.

Options are issued generally for terms of ten years and vest between two to four years. Options are issued with an exercise price equal to the fair value of the Company on the date of grant. Options expire on dates ranging from May 13, 2011 to December 12, 2020.

In January 2009, the Company's Compensation Committee and Board of the Directors approved a proposal to provide eligible employees an opportunity to exercise their underwater stock options in the future at an alternative lower strike price. To obtain the full benefit of the alternative strike price, employees are required to remain with the Company for an additional 4 years. Under the program, eligible employees could exercise one quarter of their stock options each year at an alternative strike price of $1.07. The alternative strike price represented a 50% premium to the Company's thirty day volume weighted-average price on the day the program was approved. Options prices on the programs approval date ranged from $1.75 to $9.45 with a weighted-average exercise price of $4.34. The Company is recording a charge of $589 over four years which represents the excess of the fair value of eligible options using the alternative strike price over the existing strike price. For the years ended December 31, 2010 and 2009, the Company recorded $140 and $145, respectively, for this program.

A summary of option activity is as follows:

	Options	Weighted- Average Exercise Price
Outstanding January 1, 2008	18,360,674	$1.44
Granted	1,367,912	2.06
Forfeitures or expirations	(1,421,071)	3.84
Exercised	(95,806)	0.48

Outstanding at December 31, 2008	18,211,709	1.30
Granted	3,425,000	0.70
Forfeitures or expirations	(263,750)	2.55
Exercised	—	—

Outstanding at December 31, 2009	21,372,959	0.57
Granted	860,000	2.38
Forfeitures or expirations	(336,868)	2.77
Exercised	(452,474)	1.15

Outstanding at December 31, 2010	21,443,617	$0.60

The following table summarizes information on stock options outstanding:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2010	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Number Exercisable at December 31, 2010	Weighted- Average Exercise Price	Aggregate Intrinsic Value at December 31, 2010
$0.03—$0.45	11,922,574	2.8	$0.08	9,797,574	$0.09	$39,762
$0.70—$0.97	3,762,240	8.1	0.73	949,411	0.77	3,210
$1.07—$1.80	3,799,377	5.9	1.07	944,263	1.07	2,908
$2.03—$4.03	1,959,426	6.1	2.60	1,072,951	2.78	1,475

	21,443,617	4.6	$0.60	12,764,199	$0.44	$47,355

Included in the above tables are 1,398,333 options as of December 31, 2010, 2009 and 2008 for option awards granted to nonemployee consultants, special advisors and vendors. These options have a weighted exercise price of $1.40 and are fully exercisable.

The Company estimated the fair value for options using the Black-Scholes Option Pricing Model. The estimated weighted-average fair value for options granted in 2010, 2009 and 2008 was $2.38, $0.44 and $1.14, respectively. The following assumptions were used in the option pricing model:

	Year Ended December 31,
	2010	2009	2008
Expected life (years)	5.0	5.0	5.0
Risk free interest rate	1.13% to 2.54%	1.67% to 2.15%	1.50% to 3.73%
Dividends	—	—	—
Volatility	71.13% to 76.55%	76.72% to 78.47%	62.74% to 72.25%

The Company recognized stock-based compensation in the amount of $3,824, $4,253 and $4,612 for options awarded to employees and directors for the years ended December 31, 2010, 2009 and 2008, respectively.

The amount of unrecognized stock-based compensation relating to stock options grants as of December 31, 2010 is $2,734 and the weighted-average remaining vesting period is approximately 1.69 years.

The Company recognized stock-based compensation expense in the amount of $0, $47 and $34, for option awards to nonemployee consultants, special advisors and vendors for the years ended 2010, 2009 and 2008, which is included in professional and consulting fees and other expenses on the consolidated statements of operations.

In 2008, the Company modified 539,843 options by extending the exercise period for certain employees who were terminated from the Company. The Company recognized additional stock-based compensation expense of $285 related to these modifications.

Restricted Shares

The Company grants restricted stock to employees, and certain directors. All restricted stock awards require future service as a condition of delivery of the underlying shares of common stock along with certain other requirements outlined in the award agreements. Restricted stock awards generally vest over one to four years.

From time-to-time, the Company also grants restricted and common stock to nonemployee consultants, special advisors and vendors for services. In general, theses awards vest over the contractual period of the consulting arrangement. The fair value of these awards is measured at the grant dated fair value and re-measured at each reporting period. Fair value is determined as the closing price of the Company's common stock on the date of grant.

The following table summarizes information about restricted shares outstanding for the years ended December 31, 2010, 2009 and 2008:

Restricted Stock Awards
Unvested balance at January 1, 2008	3,943,538
Granted	1,212,377
Vested	(1,145,517)
Forfeited	(105,156)

Unvested balance at December 31, 2008	3,905,242
Granted	1,962,319
Vested	(1,380,935)
Forfeited	(56,503)

Unvested balance at December 31, 2009	4,430,123
Granted	554,011
Vested	(2,772,125)
Forfeited	(53,500)

Unvested balance at December 31, 2010	2,158,509

Included in the above table are 750,000, 1,325,330 and 1,687,350 shares of unvested restricted stock as of December 31, 2010, 2009 and 2008, respectively, for awards granted to nonemployee consultants, special advisors and vendors.

The Company recognized stock-based compensation in the amount of $2,921, $3,864 and $3,545 for restricted stock awards to employees and directors for the year ended 2010, 2009 and 2008, respectively. The amount of unrecognized stock-based compensation expense for employee restricted share grants as of December 31, 2010 is approximately $783, and the weighted-average remaining vesting period is approximately 1.49 years.

The Company recognized stock-based compensation expense in the amount of $2,010, $2,045 and $1,355, for restricted stock awards to nonemployee consultants, special advisors and vendors for the years ended 2010, 2009 and 2008, which is included in professional and consulting fees and other expenses on the consolidated statements of operations.

Warrants

In connection with the Company's financing in 2004, the Company issued 300,000 warrants exercisable at $0.28 per share. 96,124 warrants were forfeited and 193,876 were exercised in 2009. The Company has no further warrants outstanding.